Shareholders' equity - Perpetual subordinated notes (Details) - EUR (€) € in Thousands	May 18, 2022	Jan. 17, 2022
Perpetual subordinated notes issued, 2.000%, callable April 2027
Shareholders' equity
Interest rate (as percent)		2.00%
Principal amount		€ 1,000,000
Perpetual subordinated notes issued, 3.250%, callable January 2037
Shareholders' equity
Interest rate (as percent)		3.25%
Principal amount		€ 750,000
Perpetual subordinated note, 3.875%, callable May 2022
Shareholders' equity
Interest rate (as percent)	3.875%
Reimbursement of residual amount	€ 1,750